SUBSEQUENT EVENTS (Details)																	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 08, 2019 USD ($) shares	Dec. 13, 2018	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 08, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 27, 2018 shares	Jul. 24, 2018 USD ($) shares	Jul. 01, 2018 USD ($) shares	Jun. 27, 2018 USD ($) $ / shares shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 CAD ($) $ / shares shares	Jun. 12, 2018 USD ($) shares	Dec. 04, 2017	Nov. 15, 2017 shares	Aug. 01, 2015 USD ($)	Oct. 01, 2014 USD ($)	May 31, 2017 shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2017 USD ($)	May 31, 2018 USD ($) shares	May 31, 2017 USD ($) shares	Aug. 06, 2018 USD ($)
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $	$ 256,027																	$ 75,000	$ 75,000	$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued	640,068											1,808,000					10,816,960			132,192	10,816,960
Class of Warrant or Rights, Granted														350,000
Unit, Price Per Unit | $ / shares			$ 0.40	$ 0.40	$ 0.40
Unit, Description		Each Unit is comprised of one common share of the Company and a warrant to purchase one half of one common share (each whole warrant, a “Warrant”). Each Warrant is exercisable for one common share at a price of $1.10 per Warrant for a period of 36 months from the closing date		The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.	The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock.
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.60						$ 0.50
Warrants and Rights Outstanding, Term			3 years
Number of Subsidiaries									3
Debt Instrument, Interest Rate, Stated Percentage																				6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						four months after issuance
Units, Value, Subscriptions (in Dollars) | $			$ 2,750,000	$ 2,750,000	$ 3,000,000
Number of Units to be Issued			6,875,000	6,875,000	7,500,000
Common Stock, Shares Subscribed but Unissued			6,875,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			6,875,000						1,368,250
Number of Subscription Agreements			5	5
Chief Financial Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross						25,000
Related Party Transaction, Description of Transaction						In connection with his employment, the Company awarded Mr. Tarantino 25,000 shares of restricted common stock, which vests four months after the date he commenced his employment with the Company
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights							four
Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold (in Dollars) | $								$ 150,000								$ 150,000
Deferred Compensation Arrangement with Individual, Description								performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of the annual EBITDA								performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Chief Operating Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold (in Dollars) | $					$ 150,000										$ 150,000
Deferred Compensation Arrangement with Individual, Description					performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’ common stock in an amount equal to 3% of the annual EBITDA										performance bonus equal to 2% of the Company’s annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
For Introducing Us to Alternative Solutions [Member] | Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Payments for Commissions | $							$ 250,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross							700,000
Oasis Acquisition [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Number of Subsidiaries													3
Equity Method Investment, Ownership Percentage									90.00%
Payments to Acquire Businesses, Gross (in Dollars) | $																		2,050,000
Business Combination, Consideration Transferred, Liabilities Incurred (in Dollars) | $																		3,810,820
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									22,058,823
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Navy Capital [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.60
Warrants and Rights Outstanding, Term					3 years
Units, Value, Subscriptions (in Dollars) | $					$ 3,000,000
Number of Units to be Issued					7,500,000
Price Per Share (in Dollars per share) | $ / shares					$ 0.40
Common Stock, Shares Subscribed but Unissued					7,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					7,500,000
Collaborative Arrangement, Rights and Obligations					If the Company fails to file the registration statement on or before that date, the Company must issue to Navy Capital an additional number of units equal to ten percent (10%) of the units originally subscribed for by Navy Capital (which will include additional warrants at the original exercise price). The warrant is exercisable from time to time, in whole or in part for three years. The warrant has anti-dilution provisions that provide for an adjustment to the exercise price in the event of a future sale of Common Stock at a lower price, subject to certain exceptions as set forth in the warrant. The warrant also provides that it is callable at any time after the bid price of the Company’s Common Stock exceeds 120% of the exercise price of the warrant for a period of 20 consecutive business days
CLS Nevada, Inc. [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								one
Salary and Wage, Officer, Excluding Cost of Good and Service Sold (in Dollars) | $								$ 150,000
Deferred Compensation Arrangement with Individual, Description								performance bonus equal to 2% of CLS Nevada, Inc.’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of CLS Nevada, Inc.’s annual EBITDA
CLS Nevada, Inc. [Member] | Chief Executive Officer [Member] | Restricted Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Signing Bonus, Shares								500,000
CLS Nevada, Inc. [Member] | Chief Operating Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Description								performance bonus equal to 2% of CLS Nevada, Inc.’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of CLS Nevada, Inc.’s annual EBITDA
Stock Issued During Period, Shares, New Issues								150,000
CLS Nevada, Inc. [Member] | Chief Operating Officer [Member] | Restricted Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								one
Signing Bonus, Shares								50,000
Private Placement [Member] | Canaccord Genuity Corp. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Issuance of Private Placement, Gross										$ 9,988,173	$ 13,037,859
Payments for Commissions										$ 799,053	$ 1,043,028
Special Warrants [Member] | Private Placement [Member] | Canaccord Genuity Corp. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted										28,973,019	28,973,019
Unit, Price Per Unit | (per share)										$ 0.34	$ 0.45
Unit, Description										Each special warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.Upon exercise of the special warrants, each unit shall consist of one share of the Company's common stock and one warrant to purchase one share of common stock	Each special warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.Upon exercise of the special warrants, each unit shall consist of one share of the Company's common stock and one warrant to purchase one share of common stock
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 0.65
Warrants and Rights Outstanding, Term										3 years
Special Warrants in Exchange for Corporate Finance Fee										1,448,651	1,448,651
Special Warrants [Member] | Private Placement [Member] | Scenario, Forecast [Member] | Canaccord Genuity Corp. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Unit, Description										If the Company has not received a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 19, 2018, the unexercised special warrant will thereafter generally entitle the holder to receive 1.1 units instead of one unit of the Company	If the Company has not received a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 19, 2018, the unexercised special warrant will thereafter generally entitle the holder to receive 1.1 units instead of one unit of the Company
Compensation Warrants [Member] | Private Placement [Member] | Canaccord Genuity Corp. [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted										2,317,842	2,317,842
Unit, Description										Each compensation warrant entitles the holder thereof to acquire one unit at a price of CD$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events	Each compensation warrant entitles the holder thereof to acquire one unit at a price of CD$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events
Principal [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $												$ 550,000
Accrued Interest [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $												$ 15,000
Promissory Note [Member] | Oasis Acquisition [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred (in Dollars) | $									$ 4,000,000
Oasis Note [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Description									The Oasis Note may be prepaid at any time without penalty. The Oasis Note is secured by all of the membership interests in Alternative Solutions and the Oasis LLCs and by the assets of the Oasis LLCs
Newcan Convertible Note 8 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																		$ 78,534
Debt Conversion, Converted Instrument, Shares Issued																		196,336
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Face Amount (in Dollars) | $																						$ 75,000.00
Debt Instrument, Redemption, Description									No payments are required until October 1, 2019, at which time all accrued interest becomes due and payable. Principal will be paid in eight equal quarterly installments, together with interest accrued thereon, beginning on January 1, 2020. The Notes may be prepaid by the Company with no penalty at any time upon thirty days written notice
Debt Conversion, Description									The holder of the Newcan Convertible Note 9 may, at any time prior to payment or prepayment in full, convert all principal and accrued interest thereunder, in whole or in part, into securities of the Company. For each $0.40 converted, the holder will receive one share of the Company’s Common Stock
Original Contemplated Transaction Payment [Member] | Oasis Acquisition [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars) | $									$ 6,200,000